Consolidated Statements of Net Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Salaries, benefits and directors' fees	$ 10,352	$ 5,632
Office, administrative, and travel	3,325	1,919
Professional fees and insurance	3,983	4,037
Depreciation (Note 7)	2,126	2,281
Share-based payments (Note 10)	31,389	9,748
Total value	51,175	23,617
Finance income	(910)	(410)
Mark-to-market loss on convertible debentures (Note 8)	75,123	76,493
Interest expense on convertible debentures (Note 8)	3,729	13,371
Interest on lease liabilities (Note 9)	265	254
Gain on sale of assets (Note 5)	(3,595)	0
Foreign exchange loss	68	462
Other (income) loss	(29)	1
Loss before taxes	125,826	113,788
Deferred income tax expense (Note 16)	1,122	702
Net loss	126,948	114,490
Items that may not be reclassified subsequently to profit or loss:
Change in fair value of convertible debenture attributable to the change in credit risk (Note 8)	336	2,888
Change in fair value of marketable securities (Note 5)	(5,772)
Deferred income tax expense (recovery) (Note 16)	701	(760)
Net comprehensive loss	122,213	116,618
Net loss attributable to:
Shareholders of NexGen Energy Ltd.	119,087	109,828
Non-controlling interests	7,861	4,662
Net loss	126,948	114,490
Net comprehensive loss attributable to:
Shareholders of NexGen Energy Ltd.	116,869	111,921
Non-controlling interests	5,344	4,697
Net comprehensive loss	$ 122,213	$ 116,618
Loss per share attributable to NexGen Energy Ltd. shareholders
Basic and diluted loss per share	$ 0.26	$ 0.30
Weighted average common shares outstanding
Basic and diluted	459,287,424	370,530,748